EATON VANCE NEXTSHARES TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance NextShares Trust (the “Registrant”) on behalf of Eaton Vance Stock NextShares (the “Fund”) (1933 Act File No. 333-197733) certifies (a) that the form of prospectus dated May 1, 2021 used with respect to the Fund, does not differ from that contained in Post-Effective Amendment No. 18 (“Amendment No. 18”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 18 was filed electronically with the Commission (Accession No. 0000940394-21-000785) on April 28, 2021.

EATON VANCE NEXTSHARES TRUST on behalf of Eaton Vance Stock NextShares

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Secretary

Date: May 3, 2021